Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	[1]	$ 3,871	$ 2,343
Cost of sales	[1]	3,498	1,933
Gross profit	[1]	373	410
Operating expenses:
Sales and marketing	[1]	342	617
General and administrative	[1]	2,067	891
Equity losses	[1]	89
Other income, net	[1]	(158)
Operating loss	[1]	(1,967)	(1,098)
Financial expenses (income), net	[1]	(148)	335
Loss before taxes	[1]	(1,819)	(1,433)
Tax expenses	[1]	9	93
Net loss for the period	[1]	$ (1,828)	$ (1,526)
Loss per ordinary share (basic and diluted) (in Dollars per share)	[1]	$ (0.22)	$ (0.53)
Weighted-average ordinary shares used in computing net loss per share, basic and diluted (in Shares)	[1]	8,211,670	2,893,125

[1]	Except share and per share information